Shareholder Report, Average Annual Return (Details) WE0000000002525A_Dimensional US Sustainability Core 1 ETF_Single_TSR Annual {Single}	12 Months Ended	36 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Dimensional US Sustainability Core 1 ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dimensional US Sustainability Core 1 ETF – NAV
Average Annual Return, Percent	18.08%	21.19%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	20.81%	21.90%